Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of unrecognized tax benefits
Unrecognized tax benefits as of January 1,	$ 17	$ 18	$ 16
Gross increases and decreases- tax positions taken during prior period	0	0	2
Gross increases and decreases—tax positions taken during the current period	0	0	0
Decreases related to settlements of amounts due to tax authorities	0	(1)	0
Reductions resulting from the lapse of statutes of limitation	0	0	0
Foreign currency movements	0	0	0
Unrecognized tax benefits as of December 31,	$ 17	$ 17	$ 18